Thrivent Multisector Bond Portfolio Annual Fund Operating Expenses - Thrivent Multisector Bond Portfolio - Class A	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.05%
Expenses (as a percentage of Assets)	0.74%